Income Tax	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Income tax
23.	Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to income tax on income or capital gains. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary is subject to Hong Kong profits tax at the rate of 16.5% on its taxable income generated from the operations in Hong Kong. The first HK$2 million of assessable profits earned by a company will be taxed at 8.25% whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the Company to benefit from the progressive rates.

No provision for Hong Kong profits tax has been made in the financial statements as the subsidiary in Hong Kong has no assessable profits for the years ended December 31, 2024, 2023 and 2022.

The Inland Revenue (Amendment) (Taxation on Specified Foreign-sourced income) Bill 2022 (“the new FSIE regime”) has been enacted in Hong Kong on December 14, 2022 and will have effect from January 1, 2023 onwards. This is to address the European Union’s inclusion of Hong Kong in the “grey list” in concern of any risk of double non-taxation arising from the tax exemption of offshore passive income for companies in Hong Kong without substantial economic substance. From January 1, 2023, offshore passive income (including interest income, dividend income or gain on disposal of equity interest (where applicable)), that is received or deemed to be received in Hong Kong, would need to meet additional requirements, including, amongst others, the economic substance requirements in order to continue to be entitled to the offshore income tax exemption in Hong Kong.

Chinese Mainland

The Company’s subsidiaries in Chinese Mainland are subject to the PRC Corporate Income Tax Law (“CIT Law”) and are taxed at the statutory income tax rate of 25%, unless a preferential income tax rate is otherwise stipulated.

The components of loss from continuing operations before income taxes are as follows:

	Year ended December 31,
	2024	2023	2022
Loss from continuing operations before income taxes:
Chinese Mainland	(342,851,600)	(594,685,363)	(506,323,501)
Hong Kong S.A.R and overseas entities	(115,462,389)	(244,947,368)	(238,424,750)
Loss continuing operations before income taxes:	(458,313,989)	(839,632,731)	(744,748,251)

The components of income tax expense for the years ended December 31, 2024, 2023 and 2022 are as follows:

	Year ended December 31,
	2024	2023	2022
Current income tax expense
- Chinese Mainland	2,096,534	97,241	-
- Others	18,481	-	-
Total current tax provision	2,115,015	97,241	-

Total income tax expense	2,115,015	97,241	-

Reconciliation of the differences between PRC statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2024, 2023 and 2022 are as follows:

	Year ended December 31,
	2024	2023	2022
PRC statutory tax rate	(25.0)%	(25.0)%	(25.0)%
Effect of tax rate differential for non-PRC entities	6.5%	7.1%	7.9%
Effect of non-deductible expenses	1.2%	0.6%	0.1%
Effect of tax-exempt income	(0.1)%	-	-
Change in valuation allowance	17.9%	17.3%	17.0%

Actual income tax rate	0.5%	0.0%	-

Deferred income tax assets

	As of Decermber 31,
	2024	2023
Operating losses carryforwards	409,124,311	356,759,527
Contract liabilities	6,644,531	7,816,022
Impairment losses	26,434,674	28,851,871
Advertising expenses	-	4,370,405
Operating lease liabilities	139,547,582	210,873,365
Other current liabilities	31,384,591	31,132,869
Property and equipment	7,164,319	2,776,777

Total gross deferred tax assets	620,300,008	642,580,836

Less: valuation allowances	(482,127,651)	(418,748,714)

Deferred tax assets, net of valuation allowance	138,172,357	223,832,122

Operating right-of-use assets	(123,327,098)	(196,359,374)
Property and equipment	(14,845,259)	(27,472,748)

Deferred tax liability	(138,172,357)	(223,832,122)

Deferred tax assets	138,172,357	223,832,122
Deferred tax liabilities	(138,172,357)	(223,832,122)
Net deferred tax assets	-	-

As of December 31, 2024, the Company had net operating loss carry forwards of RMB1,636,497,244 attributable to the PRC subsidiaries. The loss carry forwards of the subsidiaries in PRC as of December 31, 2024 of RMB118,778,973, RMB358,250,929, RMB340,317,062, RMB418,300,955 and RMB400,849,325 will expire, if unused, by year 2025, 2026, 2027, 2028 and 2029 respectively.

A valuation allowance is provided against deferred income tax assets when the Company determines that it is more-likely-than-not that the deferred income tax assets will not be utilized in the foreseeable future. In making such determination, the Company evaluates a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

As of December 31, 2024 and 2023, the valuation allowance of RMB482,127,651 and RMB418,748,714 were mainly related to the deferred income tax assets of the PRC entities which were in loss position. Since these entities have incurred accumulated net operating losses for income tax purposes since their inception, the Company has provided full valuation allowance for the net deferred income tax assets as of December 31, 2024 and 2023.

Changes in valuation allowance are as follows:

	Year ended December 31, 2024
	2024	2023
Balance at the beginning of the year	418,748,714	275,431,351
Increases in the year	82,215,410	144,963,545
Decrease due to expiration of loss carry forwards	(18,836,473)	(1,646,182)

Balance at the end of the year	482,127,651	418,748,714

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100 thousand. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s PRC subsidiaries for the years from establishment (i.e., 2018) to 2024 are open to examination by the PRC tax authorities.